STOCK-BASED COMPENSATION	6 Months Ended
Jun. 30, 2021
STOCK-BASED COMPENSATION
STOCK-BASED COMPENSATION

3.     STOCK-BASED COMPENSATION

We measure stock-based compensation expense based on the grant date fair value of the awards, which is then recognized over the period which service is required to be provided. We estimate the value of our stock option awards on the date of grant using the Black-Scholes option pricing model (“Black-Scholes”) and amortize that cost over the expected term of the grant. We recognized $61,744 and $146,433 in stock-based compensation expense for the three months ended June 30, 2021 and 2020. We recognized $123,488 and $196,272 in stock-based compensation expense for the six months ended June 30, 2021 and 2020, respectively.

We did not issue stock options to employees, consultants and directors during the six months ended June 30, 2021.  We issued 2,130,000 stock options to employees, consultants and directors during the six months ended June 30, 2020.

A summary of the Company’s stock options for the six months ended June 30, 2021 is as follows:

			Weighted
			Average
		Weighted	Remaining
	Number of	Average	Contractual		Aggregate
	Shares	Exercise Price	Life		Intrinsic Value
Options Outstanding, December 31, 2020	11,951,250	$0.28
Granted	-	$0.30
Exercised	(105,000)	$0.21
Forfeited	(1,915,000)	$0.21
Options Outstanding, June 30, 2021	9,931,250	$0.30	5.9	years	$283,550
Vested and unvested but expected to vest, June 30, 2021	9,606,260	$0.30	5.9	years	$274,271
Exercisable at June 30, 2021	7,861,250	$0.31	5.3	years	$223,250

The average expected life was determined using historical data. We expect to recognize the compensation cost related to non-vested options as of June 30, 2021 of $299,253 over the weighted average remaining recognition period of 0.93 years.